Investments - Summary of Composition of Other Investments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Schedule of Investments [Line Items]
Equity method investments	¥ 799,527	¥ 598,772
Investments held by consolidated investment companies and other	84,969	68,429
Total	¥ 884,496	¥ 667,201